OTHER (GAINS) AND LOSSES	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
OTHER (GAINS) AND LOSSES	OTHER (GAINS) AND LOSSES

	2025	2024
Impairment of technology and other non-financial assets	$—	$35.7
Net gain on foreign currency exchange differences	(1.4)	(2.4)
Remeasurement of royalty obligations	(2.9)	(6.1)
Settlement gain on annuity purchase transaction (Note 22)	—	(5.2)
Gain on disposal of property, plant and equipment	(6.4)	—
Other	(2.6)	5.9
Other (gains) and losses	$(13.3)	$27.9

Impairment of technology and other non-financial assets
During the fourth quarter of fiscal 2024, the Company considered the impact of general economic headwinds, the re-baselining of its Defense and Security business and the reduced pursuit of certain types of opportunities as part of its review of impairment indicators for non-financial assets. As a result of this review, the Company recorded impairment charges totaling $35.7 million in the Defense and Security segment, consisting of $31.4 million of internally developed intangible assets and $4.3 million of simulators included in property, plant and equipment.